Quarterly Report
December 31, 2020
MFS®  Research Fund
MFR-Q1

Portfolio of Investments
12/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.8%
Aerospace – 3.3%
Honeywell International, Inc.	471,191	$100,222,326
L3Harris Technologies, Inc.	245,633	46,429,549
Northrop Grumman Corp.	104,590	31,870,665
Raytheon Technologies Corp.	823,467	58,886,125
		$237,408,665
Alcoholic Beverages – 0.5%
Constellation Brands, Inc., “A”	159,619	$34,964,542
Apparel Manufacturers – 1.4%
NIKE, Inc., “B”	687,906	$97,318,062
Biotechnology – 1.2%
Adaptive Biotechnologies Corp. (a)	154,226	$9,119,383
Illumina, Inc. (a)	99,576	36,843,120
Vertex Pharmaceuticals, Inc. (a)	150,982	35,683,086
		$81,645,589
Brokerage & Asset Managers – 1.7%
Cboe Global Markets, Inc.	337,803	$31,456,215
Charles Schwab Corp.	1,694,740	89,889,010
		$121,345,225
Business Services – 4.9%
Accenture PLC, “A”	241,106	$62,979,298
Fidelity National Information Services, Inc.	623,137	88,148,960
Fiserv, Inc. (a)	701,195	79,838,063
Global Payments, Inc.	323,049	69,591,216
Verisk Analytics, Inc., “A”	209,958	43,585,181
		$344,142,718
Cable TV – 1.7%
Cable One, Inc.	13,952	$31,081,150
Charter Communications, Inc., “A” (a)	139,742	92,446,320
		$123,527,470
Chemicals – 0.6%
FMC Corp.	361,917	$41,595,121
Computer Software – 11.6%
Adobe Systems, Inc. (a)	274,810	$137,437,977
Atlassian Corp. PLC, “A” (a)	164,740	38,527,744
Cadence Design Systems, Inc. (a)	532,580	72,659,889
Microsoft Corp. (s)	2,058,457	457,842,006
salesforce.com, inc. (a)	529,418	117,811,388
Topicus.Com, Inc. (a)	68,930	260,594
		$824,539,598
Computer Software - Systems – 4.5%
Apple, Inc.	1,730,240	$229,585,546
Constellation Software, Inc.	37,063	48,128,033
EPAM Systems, Inc. (a)	117,103	41,963,860
		$319,677,439

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.7%
AZEK Co. LLC (a)	599,042	$23,033,165
Masco Corp.	820,175	45,052,213
Otis Worldwide Corp.	575,226	38,856,516
Sherwin-Williams Co.	66,529	48,892,827
Vulcan Materials Co.	240,826	35,716,904
		$191,551,625
Consumer Products – 1.5%
Colgate-Palmolive Co.	686,434	$58,696,972
Kimberly-Clark Corp.	332,105	44,777,717
		$103,474,689
Electrical Equipment – 1.0%
Sensata Technologies Holding PLC (a)	693,852	$36,593,755
TE Connectivity Ltd.	266,575	32,274,235
		$68,867,990
Electronics – 3.0%
Applied Materials, Inc.	854,215	$73,718,755
Lam Research Corp.	124,852	58,963,854
NXP Semiconductors N.V.	490,747	78,033,680
		$210,716,289
Energy - Independent – 1.6%
ConocoPhillips	1,103,286	$44,120,407
Diamondback Energy, Inc.	340,116	16,461,615
Pioneer Natural Resources Co.	294,191	33,505,413
Valero Energy Corp.	339,572	19,209,588
		$113,297,023
Food & Beverages – 2.3%
Hostess Brands, Inc. (a)	1,475,149	$21,596,181
Mondelez International, Inc.	1,063,188	62,164,603
PepsiCo, Inc.	533,207	79,074,598
		$162,835,382
Food & Drug Stores – 1.3%
Wal-Mart Stores, Inc.	624,130	$89,968,340
Gaming & Lodging – 0.3%
Wyndham Hotels & Resorts, Inc.	399,505	$23,746,577
General Merchandise – 1.0%
Dollar General Corp.	338,979	$71,287,284
Health Maintenance Organizations – 1.7%
Cigna Corp.	325,825	$67,830,248
Humana, Inc.	127,358	52,251,167
		$120,081,415
Insurance – 2.9%
Aon PLC	467,768	$98,825,345
Chubb Ltd.	419,080	64,504,794
Reinsurance Group of America, Inc.	314,456	36,445,450
Willis Towers Watson PLC	31,882	6,716,900
		$206,492,489

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 6.5%
Alphabet, Inc., “A” (a)(s)	152,568	$267,396,780
Facebook, Inc., “A” (a)(s)	708,090	193,421,864
		$460,818,644
Leisure & Toys – 1.2%
Electronic Arts, Inc.	588,917	$84,568,481
Machinery & Tools – 2.0%
Ingersoll Rand, Inc. (a)	1,088,065	$49,572,242
Roper Technologies, Inc.	136,614	58,892,929
Trane Technologies PLC	210,677	30,581,873
		$139,047,044
Major Banks – 3.7%
Bank of America Corp.	3,316,440	$100,521,296
Goldman Sachs Group, Inc.	330,348	87,116,071
PNC Financial Services Group, Inc.	481,927	71,807,123
		$259,444,490
Medical & Health Technology & Services – 1.8%
ICON PLC (a)	208,136	$40,582,357
Laboratory Corp. of America Holdings (a)	222,370	45,263,414
McKesson Corp.	237,853	41,367,394
		$127,213,165
Medical Equipment – 4.7%
Becton, Dickinson and Co.	250,586	$62,701,629
Boston Scientific Corp. (a)	1,326,243	47,678,436
Danaher Corp.	455,663	101,220,979
Medtronic PLC	732,670	85,824,964
STERIS PLC	199,862	37,881,843
		$335,307,851
Natural Gas - Pipeline – 0.4%
Enterprise Products Partners LP	1,610,561	$31,550,890
Network & Telecom – 0.6%
Equinix, Inc., REIT	61,135	$43,661,394
Other Banks & Diversified Financials – 4.1%
Northern Trust Corp.	501,082	$46,670,778
Truist Financial Corp.	1,566,056	75,061,064
Visa, Inc., “A”	758,551	165,917,860
		$287,649,702
Pharmaceuticals – 4.3%
Eli Lilly & Co.	398,903	$67,350,782
Johnson & Johnson	626,174	98,547,264
Merck & Co., Inc.	1,060,626	86,759,207
Zoetis, Inc.	302,652	50,088,906
		$302,746,159
Railroad & Shipping – 1.8%
Canadian Pacific Railway Ltd.	196,122	$67,993,536
Kansas City Southern Co.	300,088	61,256,964
		$129,250,500

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 1.1%
Public Storage, Inc., REIT	143,341	$33,101,737
STORE Capital Corp., REIT	1,326,639	45,079,193
		$78,180,930
Restaurants – 1.7%
Starbucks Corp.	931,632	$99,665,991
Texas Roadhouse, Inc.	311,363	24,336,132
		$124,002,123
Specialty Chemicals – 1.8%
Air Products & Chemicals, Inc.	161,025	$43,995,250
Axalta Coating Systems Ltd. (a)	839,436	23,965,898
DuPont de Nemours, Inc.	830,727	59,072,997
		$127,034,145
Specialty Stores – 7.6%
Amazon.com, Inc. (a)	114,833	$374,003,042
AutoZone, Inc. (a)	38,979	46,207,266
Home Depot, Inc.	206,495	54,849,202
Ross Stores, Inc.	497,710	61,123,765
		$536,183,275
Telecommunications - Wireless – 2.0%
SBA Communications Corp., REIT	272,697	$76,936,005
T-Mobile USA, Inc. (a)	479,217	64,622,412
		$141,558,417
Tobacco – 0.7%
Philip Morris International, Inc.	634,063	$52,494,076
Utilities - Electric Power – 3.1%
American Electric Power Co., Inc.	363,434	$30,263,149
Duke Energy Corp.	589,396	53,965,098
NextEra Energy, Inc.	756,361	58,353,251
PG&E Corp. (a)	2,518,078	31,375,252
Southern Co.	738,346	45,356,595
		$219,313,345
Total Common Stocks		$7,068,508,163
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 0.1% (v)	35,092,740	$35,092,740
Securities Sold Short – (0.4)%
Medical & Health Technology & Services – (0.1)%
Healthcare Services Group, Inc.	(403,047)	$(11,325,621)
Telecommunications - Wireless – (0.3)%
Crown Castle International Corp., REIT	(116,649)	$(18,569,354)
Total Securities Sold Short		$(29,894,975)

Other Assets, Less Liabilities – 0.1%		10,482,508
Net Assets – 100.0%		$7,084,188,436
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $35,092,740 and $7,068,508,163, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
At December 31, 2020, the fund had cash collateral of $681,874 and other liquid securities with an aggregate value of $71,835,586 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$6,833,509,963	$—	$—	$6,833,509,963
Canada	116,121,569	260,594	—	116,382,163
Netherlands	78,033,680	—	—	78,033,680
Ireland	40,582,357	—	—	40,582,357
Mutual Funds	35,092,740	—	—	35,092,740
Total	$7,103,340,309	$260,594	$—	$7,103,600,903
Securities Sold Short	$(29,894,975)	$—	$—	$(29,894,975)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$67,432,432	$250,972,826	$283,312,518	$—	$—	$35,092,740
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$11,546	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.